Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of the Preliminary Estimated Fair Values of the Assets Acquired and the Liabilities Assumed	The following is a summary of the preliminary estimated fair values of the assets acquired and the liabilities assumed:
(add 000)
Assets:
Cash and cash equivalents	$1,159
Receivables	25,479
Inventory	46,635
Other current assets	1,029
Property, plant and equipment	1,519,289
Intangible assets, other than goodwill	20,150
Goodwill	244,615
Total Assets	1,858,356
Liabilities:
Accounts payable and accrued expenses	17,978
Deferred income tax liabilities, net	214,020
Noncontrolling interest	9,001
Total Liabilities	240,999
Total Consideration	$1,617,357

Business Acquisition, Pro Forma Information

The pro forma information does not purport to project the future financial position or operating results of the combined company.  The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal year 2017.

year ended December 31
(add 000)	2018	2017
Total revenues	$4,299,673	$4,178,627
Net earnings attributable to Martin Marietta	$489,526	$691,719
Diluted earnings per share	$7.75	$10.94